RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
IAC and Angi
Allocation of CEO Compensation and Certain Expenses
Joseph Levin served as CEO of Angi from October 10, 2022 through April 8, 2024, at which point Jeffrey W. Kip, President of Angi, was appointed to succeed Joseph Levin as CEO of Angi. Mr. Levin served as CEO of IAC from June 24, 2015 through March 31, 2025. As a result, IAC allocated $2.4 million, $9.4 million and $2.1 million for the years ended December 31, 2024 and 2023 and for the period from October 10, 2022 to December 31, 2022, respectively, in costs to Angi (including salary, benefits, stock-based compensation and costs related to the CEO’s office). These costs were allocated from IAC based upon time spent on Angi by Mr. Levin. Management considered the allocation method to be reasonable. The allocated costs also included costs directly attributable to Angi that were initially paid for by IAC and billed by IAC to Angi.

Upon the completion of the spin-off of Angi on March 31, 2025, Mr. Levin stepped down from his role as CEO of IAC and became an advisor to the Company. Mr. Levin was appointed Executive Chairman of Angi, effective upon his departure from IAC. See “Note 10—Stock-Based Compensation” and “Note 18—Subsequent Event” for a discussion of the impact the Agreement has on the Company.
The Combination, Distribution and Related Agreements
The Company and Angi, in connection with the transaction resulting in the formation of Angi in 2017, which is referred to as the “Combination”, entered into a contribution agreement, an investor rights agreement, a services agreement, a tax sharing agreement and an employee matters agreement, which collectively governed the relationship between IAC and Angi prior to the Distribution.
Following the completion of the Distribution on March 31, 2025, IAC no longer owns any shares of Angi’s capital stock and Angi became an independent, public company. In addition, on March 31, 2025, Angi is no longer considered a related party. The agreements between IAC and Angi that were put in place in connection with the Combination survive the Distribution in accordance with their terms, with certain exceptions.
The services agreement governed services that IAC provided to Angi through the Distribution. In connection with the Distribution, Angi and IAC updated the schedule of services provided under the services agreement to reflect the provision of certain services requested by Angi through the earlier of March 31, 2026, or such time as Angi may notify IAC that it no longer requires such services, on terms consistent with the services agreement, including Angi’s continued participation in IAC’s U.S. health and welfare plans, 401(k) plan and flexible benefits plan until January 1, 2026.
Pursuant to the employee matters agreement, in the event of a distribution of Angi capital stock to IAC stockholders in a transaction intended to qualify as tax-free for U.S. federal income tax purposes, the Compensation and Human Capital Committee of the IAC Board of Directors has the exclusive authority to determine the treatment of outstanding IAC equity awards. Following the Distribution, solely for purposes of determining the expiration of options with respect to shares of common stock of one company held by employees of the other company, IAC and Angi employees will be deemed employed by both companies for so long as they continue to be employed by whichever of the companies employs them immediately following the Distribution. While the employee matters agreement will remain in place following the completion of the Distribution, Angi’s continued participation in IAC’s U.S. health and welfare plans, 401(k) plan and flexible benefits plan will no longer be covered by the employee matters agreement upon effectiveness of the Distribution and will instead be covered under the services agreement as described above.
In connection with the Distribution, IAC and Angi terminated a sub-lease arrangement wherein IAC subleased certain office space to Angi and upon completion of the Distribution, the investor rights agreement terminated in accordance with its terms.
IAC and Vimeo
In connection with the spin-off of Vimeo from IAC, the parties entered in several agreements to govern their relationship following the completion of the transaction, certain of which remain in effect and are as follows: a separation agreement; a tax matters agreement and an employee matters agreement. Following the completion of the transaction, Vimeo and IAC entered into certain commercial agreements, including lease agreements. The Company and Vimeo are related parties because Mr. Diller is the beneficial owner of more than ten percent of the voting interests in both IAC and Vimeo.
The Company charged Vimeo rent pursuant to lease agreements of $3.5 million for both the years ended December 31, 2024 and 2023, and $4.6 million for the year ended December 31, 2022. At December 31, 2024 and 2023, the Company had non-current rent receivable amounts of $0.4 million and $0.3 million, respectively, due from Vimeo pursuant to the lease agreements. These amounts are included in “Non-current assets of discontinued operations” in the balance sheet.
IAC and Expedia Group
At December 31, 2024, the Company and Expedia Group each have a 50% ownership interest in two aircraft that may be used by both companies. In the fourth quarter of 2022, the Company and Expedia Group sold a corporate aircraft that was jointly owned for total proceeds of $19.0 million (sales price net of related costs), with each company receiving 50% of the proceeds. Members of the aircraft flight crews are employed by an entity in which the Company and Expedia Group each have a 50% ownership interest. The Company and Expedia Group have agreed to share costs relating to flight crew compensation and benefits pro-rata according to each company’s respective usage of the aircraft, for which they are separately billed by the entity described above. The Company and Expedia are related parties because Mr. Diller serves as Chairman and Senior Executive of both IAC and Expedia Group. For each of the years in the three-year period ended December 31, 2024, the payments made to this entity by the Company were not material.
Expedia Group may also use certain aircraft owned 100% by a subsidiary of the Company on a cost basis. For the years ended December 31, 2024, 2023 and 2022, the payments made by Expedia Group to the Company pursuant to this arrangement were not material.
During the second quarter of 2024, the Company and Expedia Group entered into a five-year lease agreement, commencing October 2024, for Expedia Group to occupy office space in the Company’s New York City headquarters building. The total payments pursuant to this lease agreement are not material.